Other liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
Accruals and other accumulated expenses	$ 9,213	$ 11,901
Accounts payable	6,307	2,526
Others	3,194	2,722
Total	$ 18,714	$ 17,149